Income Taxes - Schedule of Tax Rate Reconciliation (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Tax Rate Reconciliation [Line Items]
Cayman Islands statutory income tax rate
Cayman Islands statutory income tax rate		0.00%	0.00%	0.00%
Other jurisdictions				$ (1)
Other jurisdictions		0.00%	0.00%	0.00%
Changes in Unrecognized Tax Benefits		$ 2,725,717	$ 1,822,565	$ 1,716,722
Changes in Unrecognized Tax Benefits		6.01%	(15.14%)	8.51%
Total		$ 20,832,451	$ 13,823,355	$ 16,140,571
Total		46.09%	(114.71%)	79.99%
Australia [Member]
Schedule of Tax Rate Reconciliation [Line Items]
Effect of rates different than statutory		$ (830,439)	$ (868,483)	$ (4,597,208)
Effect of rates different than statutory		(1.84%)	7.21%	(22.78%)
Change in valuation allowance		$ 958,773	$ 754,550	$ 4,556,194
Change in valuation allowance		2.12%	(6.26%)	22.58%
Other		$ (128,334)	$ 113,934	$ 41,013
Other		(0.28%)	(0.95%)	0.20%
Brazil [Member]
Schedule of Tax Rate Reconciliation [Line Items]
Effect of rates different than statutory		$ (1,700,080)	$ (1,087,518)	$ (195,695)
Effect of rates different than statutory		(3.76%)	9.02%	(0.97%)
Change in valuation allowance		$ 1,786,766	$ 1,087,518	$ 195,695
Change in valuation allowance		3.95%	(9.02%)	0.97%
Other		$ (86,686)		$ 22
Other		(0.19%)	0.00%	0.00%
Canada [Member]
Schedule of Tax Rate Reconciliation [Line Items]
Effect of rates different than statutory		$ (4,510,980)	$ (2,067,863)	$ (88,634)
Effect of rates different than statutory		(9.98%)	17.16%	(0.44%)
Change in valuation allowance		$ 4,389,378	$ 2,078,632	$ 190,127
Change in valuation allowance		9.71%	(17.25%)	0.94%
Other		$ 2,876	$ (10,770)	$ 21,466
Other		0.01%	0.09%	0.11%
China [Member]
Schedule of Tax Rate Reconciliation [Line Items]
Effect of rates different than statutory		$ 8,305,566	$ 5,641,659	$ 6,674,686
Effect of rates different than statutory		18.38%	(46.82%)	33.08%
Stock Compensation		$ 696,723	$ 1,660,545	$ 1,594,630
Stock Compensation		1.54%	(13.78%)	7.90%
R&D Benefit		$ (4,938,161)	$ (3,884,711)	$ (3,521,525)
R&D Benefit		(10.93%)	32.24%	(17.45%)
Change in valuation allowance		$ 384,304	$ 246,334	$ 29,606
Change in valuation allowance		0.85%	(2.04%)	0.15%
Other		$ (32,196)	$ 169,029	$ 327,305
Other		(0.07%)	(1.40%)	1.62%
Hong Kong [Member]
Schedule of Tax Rate Reconciliation [Line Items]
Effect of rates different than statutory		$ (3,746,657)	$ (2,604,265)	$ (3,004,452)
Effect of rates different than statutory		(8.29%)	21.61%	(14.89%)
Change in valuation allowance		$ 982,476	$ 611,473	$ 1,332,639
Change in valuation allowance		2.17%	(5.07%)	6.60%
Other		$ 12,909	$ 127,135
Other		0.03%	(1.06%)	0.00%
Indonesia [Member]
Schedule of Tax Rate Reconciliation [Line Items]
Effect of rates different than statutory		$ (506,592)	$ (547,059)	$ (286,635)
Effect of rates different than statutory		(1.12%)	4.54%	(1.42%)
Change in valuation allowance		$ 506,592	$ 547,059	$ 286,635
Change in valuation allowance		1.12%	(4.54%)	1.42%
Japan [Member]
Schedule of Tax Rate Reconciliation [Line Items]
Effect of rates different than statutory		$ (1,699,449)	$ (2,252,006)	$ (2,794,360)
Effect of rates different than statutory		(3.76%)	18.69%	(13.85%)
Change in valuation allowance		$ 1,409,196	$ 2,064,953	$ 2,713,231
Change in valuation allowance		3.12%	(17.14%)	13.45%
Other		$ 296,667	$ 193,339	$ 88,037
Other		0.66%	(1.60%)	0.44%
Malaysia [Member]
Schedule of Tax Rate Reconciliation [Line Items]
Effect of rates different than statutory		$ (1,731,969)	$ (748,416)	$ (147,842)
Effect of rates different than statutory		(3.83%)	6.21%	(0.73%)
Change in valuation allowance		$ 1,343,335	$ 748,416	$ 123,608
Change in valuation allowance		2.97%	(6.21%)	0.61%
Other		$ 388,634		$ 24,234
Other		0.86%	0.00%	0.12%
Mexico [Member]
Schedule of Tax Rate Reconciliation [Line Items]
Effect of rates different than statutory		$ (899,771)	$ (2,242,286)	$ 8,278
Effect of rates different than statutory		(1.99%)	18.61%	0.04%
Change in valuation allowance		$ (406,639)	$ 5,280,980
Change in valuation allowance		(0.90%)	(43.82%)	0.00%
Net operating loss adjustment		$ 1,306,410	$ (3,047,167)
Net operating loss adjustment		2.89%	25.29%	0.00%
Netherlands [Member]
Schedule of Tax Rate Reconciliation [Line Items]
Effect of rates different than statutory		$ (403,733)	$ (138,981)	$ (30,980)
Effect of rates different than statutory		(0.89%)	1.15%	(0.15%)
Change in valuation allowance		$ 378,816	$ 145,663	$ 30,980
Change in valuation allowance		0.84%	(1.21%)	0.15%
Other		$ 24,917	$ (6,682)
Other		0.06%	0.06%	0.00%
Singapore [Member]
Schedule of Tax Rate Reconciliation [Line Items]
Effect of rates different than statutory		$ 8,913,127	$ (3,931,725)	$ 3,411,957
Effect of rates different than statutory		19.72%	32.63%	16.91%
Change in valuation allowance		$ (112,184)	$ 967,651	$ (755,125)
Change in valuation allowance		(0.25%)	(8.03%)	(3.74%)
Net operating loss adjustment		$ (6,054)	$ (27,204)	$ 730,899
Net operating loss adjustment		(0.01%)	0.23%	3.62%
Other		$ 132,208	$ 13,865	$ 20,514
Other		0.29%	(0.12%)	0.10%
Thailand [Member]
Schedule of Tax Rate Reconciliation [Line Items]
Effect of rates different than statutory		$ (1,258,993)	$ (537,787)	$ (75,854)
Effect of rates different than statutory		(2.79%)	4.46%	(0.38%)
Change in valuation allowance		$ 1,666,654	$ 552,978	$ 81,640
Change in valuation allowance		3.69%	(4.59%)	0.40%
Other		$ (407,661)	$ (15,191)	$ (5,785)
Other		(0.90%)	0.13%	(0.03%)
United Kingdom [Member]
Schedule of Tax Rate Reconciliation [Line Items]
Effect of rates different than statutory		$ (46,558)	$ (413,213)	$ (879,032)
Effect of rates different than statutory		(0.10%)	3.43%	(4.36%)
Rate change		$ (14,702)	$ (130,488)	$ (277,589)
Rate change		(0.03%)	1.08%	(1.38%)
Change in valuation allowance		$ 211,062	$ 461,868	$ 979,941
Change in valuation allowance		0.47%	(3.83%)	4.86%
Other		$ (149,802)	$ 81,833	$ 176,681
Other		(0.33%)	(0.68%)	0.88%
United States [Member]
Schedule of Tax Rate Reconciliation [Line Items]
Effect of rates different than statutory		$ 10,591,302	$ 8,527,088	$ 4,753,341
Effect of rates different than statutory		23.43%	(70.76%)	23.56%
State and local taxes, net of federal benefit	[1]	$ 1,274,317	$ 2,909,776	$ 2,003,421
State and local taxes, net of federal benefit	[1]	2.82%	(24.15%)	9.93%
Stock compensation windfall		$ (7,329,379)
Stock compensation windfall		(16.22%)	0.00%	0.00%
Officer Limitation		$ 2,968,616
Officer Limitation		6.57%	0.00%	0.00%
Change in valuation allowance		$ 362,513	$ 499,262	$ 308,464
Change in valuation allowance		0.80%	(4.14%)	1.53%
Provision to return differences		$ (240,384)	$ 1,077,065	$ 379,322
Provision to return differences		(0.53%)	(8.94%)	1.88%

[1]	In 2025, state and local income taxes in California and Florida comprise the majority of the domestic state and local income taxes, net of federal benefit. In 2024, state and local income taxes in California, Florida, and Pennsylvania comprise the majority of the domestic state and local income taxes, net of federal effect category. In 2023, state and local income taxes in California, Florida, and New York City comprise the majority of the domestic state and local income taxes, net of federal effect category.